Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Consulting and professional fees	$ 317	$ 954
Research and development	459	0
Payroll and related benefits	3,516	3,493
Other	241	155
Accrued expenses and other current liabilities	$ 4,533	$ 4,602